Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
VIECO USA, Inc. [Member]
Long-Term Debt [Line Items]
Long-Term Debt

(9)    Long-Term Debt

Revolving Loan Facility

On August 20, 2019, the Company signed a nine-year term $200.0 million RLF with the Parent Company that bears an annual interest rate of 1.87% or the Applicable Federal Rates provided by the Internal Revenue Service (the “IRS AFRs”) applicable at the date of each draw down.

On October 16, 2019, the Company signed an additional ten-year term $30.0 million RLF with the Parent Company that bears an annual interest rate of 1.86% or the IRS AFRs applicable at the date of each draw down, subordinated to the $200.0 million revolving credit facility.

The Company has outstanding principal and accrued unpaid interest balances of $235.1 million as of December 31, 2020. The Company recorded interest expense of $4.8 million for the year ended December 31, 2020. No repayments of principal balances or interest accrued have been made under the RLF.

Upon the Restructuring, the Parent Company contributed the outstanding principal of and accrued unpaid interest payable under the RLF as a capital contribution to the Company for no consideration or shares issued. As a result, the RLF was extinguished and there was no outstanding principal and accrued unpaid interest as of September 30, 2021.

(9)    Long-Term Debt

Revolving Loan Facility

On August 20, 2019, the Company signed a nine-year term $200.0 million revolving loan facility (“RLF”) with the Parent Company that bears an annual interest rate of 1.87% or the Applicable Federal Rates provided by the Internal Revenue Service (the “IRS AFRs”) applicable at the date of each draw down.

On October 16, 2019, the Company signed an additional ten-year term $30.0 million RLF with the Parent Company that bears an annual interest rate of 1.86% or the IRS AFRs applicable at the date of each draw down, subordinated to the $200.0 million revolving credit facility.

The Company has outstanding principal and accrued unpaid interest balances of $235.1 million and $230.3 million as of December 31, 2020 and December 31, 2019, respectively. The Company recorded interest expense of $4.8 million and $2.8 million for the years ended December 31, 2020 and 2019, respectively. No repayments of principal balances or interest accrued have been made under the RLF.